Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt [Abstract]
Short-term borrowings	Information concerning short-term borrowings is as follows:

December 31	2014	2013
Short-term borrowings	$43.3	$34.2
Weighted-average interest rates	15.8%	12.5%

Long-term debt

A summary of long-term debt is as follows:

December 31	2014	2013
Euro-denominated notes (€350.0 due June 2018)	$423.4	$480.9
Other	2.4	2.8
	425.8	483.7
Less — current maturities	1.9	1.8
Long-term debt	$423.9	$481.9